Note 19 - Segment Information - Summary of Long Lived Assets by Physical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Physical Location of Long Lived Assets	$ 13,714	$ 13,755	$ 13,736
TAIWAN, PROVINCE OF CHINA
Physical Location of Long Lived Assets	6,037	6,145	5,607
UNITED STATES
Physical Location of Long Lived Assets	4,029	4,015	4,176
CHINA
Physical Location of Long Lived Assets	3,620	3,565	3,920
Other Countries [Member]
Physical Location of Long Lived Assets	$ 28	$ 30	$ 33